WARRANTS (Tables)	12 Months Ended
Sep. 30, 2014
Warrants Tables
Warrants outstanding to purchase shares of Common Stock
Issue Date	No. of Warrants Issued	Exercise Price ($)	Share Price on Grant Date ($)	Expiry Date	Remaining Contractual Life (Years)
4/1/2009	600,000	0.03	0.02	3/31/2014	0
4/12/2010	748,030	0.085	0.05	4/11/2015	0.53
8/03/2011	80,000	0.075	0.04	6/30/2014	0
9/13/2011	50,000	0.075	0.05	6/30/2014	0
1/9/2012	30,000	0.075	0.05	6/30/2014	0
Balance as at September 30, 2012 and 2013	1,508,030			Weighted Average Contractual Life (Years)	0.53
9/24/2014	100,000	0.25	0.2	9/24/2016	1.98
9/25/2014	100,000	0.25	0.2	9/25/2016	1.98
Balance as at September 30, 2014	948,030			Weighted Average Contractual Life (Years)	0.84